Contingent Acquisition Liability (Details Narrative) - Early Adopter.Com [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Business acqusition, share price	$ 3.25	$ 3.25
Contingent acquisition liability	$ 47,000	$ 47,000	$ 134,000